Pzena Emerging Markets Value Fund Summary Prospectus June 28, 2019 Investor Class PZVEX Institutional Class PZIEX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s (defined herein) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds held through your financial intermediary.
Before you invest, you may want to review the Pzena Emerging Markets Value Fund’s (the “Emerging Markets Fund” or the "Fund") Statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Emerging Markets Fund and its risks. The current Statutory Prospectus and SAI dated June 28, 2019, are incorporated by reference into this Summary Prospectus. You can find the Emerging Markets Fund’s Statutory Prospectus, SAI, shareholder reports and other information about the Fund online at www.pzenafunds.com. You can also get this information at no cost by calling 1-844-796-1996 (1-844-PZN-1996) or by sending an e-mail request to mutualfunds@pzena.com.

Investment Objective
The Emerging Markets Fund seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses (includes Shareholder Servicing Plan Fee)		0.37%		0.27%
Shareholder Servicing Plan Fee	0.10%		None
Total Annual Fund Operating Expenses(1)		1.62%		1.27%
Less: Fee Waiver(2)		-0.01%		-0.01%
Total Annual Fund Operating Expenses After Fee Waiver		1.61%		1.26%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Emerging Markets Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$164	$510	$880	$1,921
Institutional Class	$128	$402	$696	$1,533

Portfolio Turnover. The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy. P-Notes are a type of equity-linked derivative which generally are traded over-the-counter. The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
P-Note Risk. Although P-Notes seek to offer a return linked to a particular underlying equity security, the P-Note’s performance may differ due to transaction costs and other expenses. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund. There is also no assurance that there will be a secondary trading market for a P-Note and therefore, P-Notes may be considered illiquid.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

Performance
The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class
The Fund’s calendar year-to-date return as of March 31, 2019 was 6.83%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended March 31, 2017) and the lowest return for a calendar quarter was -16.59% (quarter ended September 30, 2015).

Average Annual Total Returns (For the period ended December 31, 2018)	1 Year	Since Inception (3/31/2014)

Institutional Class
Return Before Taxes	-10.24%	0.97%
Return After Taxes on Distributions	-10.34%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	-5.70%	0.89%
Investor Class
Return Before Taxes	-10.60%	0.69%
MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)	-14.57%	1.83%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser. Pzena Investment Management, LLC is the Emerging Markets Fund’s investment adviser.

Portfolio Managers. Mr. John Goetz (Managing Principal and Co-Chief Investment Officer), Ms. Allison Fisch (Principal and Portfolio Manager), Ms. Caroline Cai (Managing Principal and Portfolio Manager) and Mr. Rakesh Bordia (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio. Mr. Goetz, Ms. Fisch and Ms. Cai have managed the Fund since its inception in March 2014 and Mr. Bordia has managed the Fund since April 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Markets Fund shares on any business day by written request via mail (Pzena Emerging Markets Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Emerging Markets Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Emerging Markets Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.